Significant Accounting Policies - Summary of Assets and Liabilities Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term investments:
Available-for-sale debt investments	$ 2,134,316	$ 1,157,885	$ 408,808	$ 0
Equity securities	712,181	534,985	0	0
Total recurring fair value measurements	2,846,497	1,692,870	408,808	0
Level 1 [Member]
Short-term investments:
Available-for-sale debt investments	0	0	0	0
Equity securities	712,181	534,985	0	0
Total recurring fair value measurements	712,181	534,985	0	0
Level 2 [Member]
Short-term investments:
Available-for-sale debt investments	2,134,316	1,157,885	408,808	0
Equity securities	0	0	0	0
Total recurring fair value measurements	2,134,316	1,157,885	408,808	0
Level 3 [Member]
Short-term investments:
Available-for-sale debt investments	0	0	0	0
Equity securities	0	0	0	0
Total recurring fair value measurements	$ 0	$ 0	$ 0	$ 0